Pension and Other Employee Benefits (Tables)	12 Months Ended
Sep. 29, 2012
Schedule of Reconciliation of Benefit Obligations, Plan Assets, Funded Status and Related Actuarial Assumptions

The tables below provide a reconciliation of benefit obligations, plan assets, funded status, and related actuarial assumptions of the Company’s German Pension Benefits.

	Years ended
Change in Benefit Obligation	September 29, 2012	September 24, 2011	September 25, 2010
Benefit obligation at beginning of year	$(8,064)	$(9,093)	$(6,736)
Service cost	—	—	—
Interest cost	(391)	(389)	(401)
Plan participants’ contributions	—	—	—
Actuarial gain (loss)	(2,002)	1,092	(2,814)
Foreign exchange	383	(5)	541
Benefits paid	330	331	317

Benefit obligation at end of year	(9,744)	(8,064)	(9,093)
Plan assets	—	—	—

Funded status	$(9,744)	$(8,064)	$(9,093)

Components of Net Periodic Benefit Cost and Related Actuarial Assumptions

The tables below outline the components of the net periodic benefit cost and related actuarial assumptions of the Company’s German Pension Benefits plan.

	Years ended
Components of Net Periodic Benefit Cost	September 29, 2012	September 24, 2011	September 25, 2010
Service cost	$—	$—	$—
Interest cost	391	389	401
Expected return on plan assets	—	—	—
Amortization of prior service cost	—	—	—
Recognized net actuarial gain	(38)	—	(217)

Net periodic benefit cost	$353	$389	$184

Schedule of Weighted-Average Net Periodic Benefit Cost Assumptions
Weighted-Average Net Periodic Benefit Cost Assumptions	2012	2011	2010
Discount rate	3.52%	5.20%	4.35%
Expected return on plan assets	0%	0%	0%
Rate of compensation increase	0%	0%	0%

Schedule of Expected Pension Benefit	The table below reflects the total Pension Benefits expected to be paid each fiscal year as of September 29, 2012:

2013	$347
2014	367
2015	384
2016	399
2017	410
2018 to 2022	2,238